Consolidation Assets and Liabilities of Unconsolidated VIEs and Federated's Maximum Risk of Loss (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Investments in money market products included in cash and cash equivalents	$ 57.2		$ 44.0
Investments in money market products included in investments	148.1		177.5
Investment Companies [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	295,414.3	[1]	290,517.7	[1]
Unconsolidated VIE liabilities	0	[1]	0	[1]
Total remaining carrying value of investment and maximum risk of loss	205.3	[1]	221.5	[1]
Collateralized Debt Obligations [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	0	[2]	2.1	[2]
Unconsolidated VIE liabilities	0	[2]	12.0	[2]
Total remaining carrying value of investment and maximum risk of loss	0	[2]	0	[2]
Equity Investment [Member]
Variable Interest Entity [Line Items]
Unconsolidated VIE assets	2.8		4.5
Unconsolidated VIE liabilities	0.3		0.7
Total remaining carrying value of investment and maximum risk of loss	$ 3.8		$ 7.1

[1]	The unconsolidated VIE assets for the investment companies represent total net AUM for the related investment companies. Of Federated’s $205.3 million invested in these entities at December 31, 2012, $57.2 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $148.1 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets. Of Federated’s $221.5 million invested in these entities at December 31, 2011, $44.0 million represents investments in money market funds included in Cash and cash equivalents, with the remaining $177.5 million included in Investments—affiliates and Investments—other on the Consolidated Balance Sheets.
[2]	The Collateralized Debt Obligation closed in July 2012. There was no resulting impact to the Consolidated Financial Statements.